Equity Incentive Plan - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Options granted during period			190,920		7,000
Expected future expense relating to the unvested options outstanding	$ 1.4		$ 1.4
Expected future compensation expense relating to unvested restricted shares			12,300,000		14,600,000
Weighted average period of unvested restricted shares, years			4 years 5 months 27 days		5 years 2 months 5 days
Equity Incentive Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Share-based compensation expense	895,000	926,000	2,600,000	2,700,000	3,700,000	8,700,000	9,500,000
Stock option expense	109,000	106,000	278,000	318,000	424,000	3,000,000	3,700,000
Restricted stock expense	$ 786,000	$ 820,000	$ 2,400,000	$ 2,400,000	$ 3,200,000	$ 5,700,000	$ 5,800,000
Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average period of recognition			6 years 3 months